UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1: Report of Shareholders.

SEMI-ANNUAL REPORT
December 31, 2004
Munder @Vantage Fund ®

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Cash Flows
11	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger more established company stocks. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on the six-month period ended December 31, 2004. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER @VANTAGE FUND®

Fund Manager: The Munder @Vantage Fund Team

    The Fund generated a return of 1.30% for the six months ended December 31, 2004, compared to the 6.93% return for the Inter@ctive Week Internet Index and the 8.53% return for the Morgan Stanley Internet Index. As of December 31, 82.2% of the Fund was invested in publicly traded equities, and 15.5% was invested in private equities. Cash equivalents accounted for the remainder of the assets.

    Contributing to the Fund’s modest return for the period was poor performance of information technology stocks in general. Compared to the 7.19% return for the S&P 500® Index, the information technology sector of the S&P 500® universe earned only 2.32%. That placed the sector among the three weakest of the S&P 500® sectors for the six-month period. Within the information technology sector, strength in office electronics and computers & peripherals was mostly offset by negative returns in the communications equipment, electronic equipment & instruments, and semiconductors & semiconductor equipment industries.

    For the Fund itself, the best industries within the publicly traded portion of the Fund were hotels, restaurants & leisure and software. In both industries, performance was driven by companies operating in China. Shanda Interactive Entertainment Limited, a company that operates online games in China, was the top performer in the software industry. Ctrip.com International Ltd., a company that sells hotel accommodations and airline tickets in China, was responsible for strong returns in the hotels, restaurants & leisure industry.

    On a relative basis, performance of the Fund lagged its Morgan Stanley benchmark. Strong relative returns in the communications equipment sector, primarily due to the lack of a position in Cisco Systems, Inc., were offset by weakness in the Internet software & services industry. Lagging performance in that sector was principally due to an underweight in VeriSign, Inc., whose return exceeded 60% for the six-month period. VeriSign provides digital trust services that enable secure digital commerce and communication. Ask Jeeves, Inc. and Digital Insight Corporation were also among the holdings that hindered returns in the Internet software & services industry. Ask Jeeves is a provider of advanced Internet search technology. Digital Insight offers Internet banking services.

    Within the semiconductors & semiconductor equipment industry, the Fund’s holdings had a negative impact on both absolute and relative returns for the six-month period, reflecting the weakness of semiconductors in the overall market.

    Further offsetting a portion of the gains earned in the publicly traded portion of the Fund were the Fund’s private equity holdings, most of which declined in value during the period. No new private equity investments were made during the six months ended December 31.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 82.5%
Biotechnology — 0.4%
3,000	Affymetrix, Inc.†	$109,650

Capital Markets — 5.9%
76,600	Ameritrade Holding Corporation†	1,089,252
43,300	E*TRADE Financial Corporation†	647,335

		1,736,587

Commercial Services & Supplies — 6.5%
1,000	51 job, Inc., ADR†	51,970
6,472	Apollo Group, Inc., Apollo Education Group, Class A†	522,355
40,100	Monster Worldwide, Inc.†	1,348,964

		1,923,289

Communications Equipment — 4.1%
22,400	Alvarion Ltd.†	297,472
39,085	CIENA Corporation†, *, **	97,908
16,399	Juniper Networks, Inc.†	445,889
3,000	Option N.V.†	107,416
3,000	Sierra Wireless, Inc.†	53,040
17,800	SiRF Technology Holdings, Inc.†	226,416

		1,228,141

Computers & Peripherals — 1.5%
2,000	Apple Computer, Inc.†	128,800
10,300	Novatel Wireless, Inc.†	199,614
4,200	Synaptics Incorporated†	128,436

		456,850

Electronic Equipment & Instruments — 0.9%
14,000	SpatiaLight, Inc.†	125,300
15,700	Universal Display Corporation†	141,300

		266,600

Hotels, Restaurants & Leisure — 2.0%
12,500	Ctrip.com International Ltd., ADR†	575,250
500	eLong, Inc., ADR†	9,325

		584,575

Internet & Catalog Retail — 17.0%
18,100	1-800-FLOWERS.COM, Inc., Class A†	152,221
22,200	Amazon.com, Inc.†	983,238

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
800	Audible, Inc.†	$20,840
3,000	Blue Nile, Inc.†	82,860
9,300	Celebrate Express, Inc.†	176,700
15,000	drugstore.com, inc.†	51,000
6,000	eBay, Inc.†	697,680
18,700	eDiets.com, Inc.†	83,215
5,523	IAC/ InterActiveCorp†	152,545
1,064	Netflix, Inc.†	13,119
58,300	priceline.com Incorporated†	1,375,297
29,900	Provide Commerce, Inc.†	1,110,785
7,600	Stamps.com Inc.†	120,384

		5,019,884

Internet Software & Services — 30.1%
90,900	Akamai Technologies, Inc.†	1,184,427
29,500	aQuantive, Inc.†	263,730
11,100	Ask Jeeves, Inc.†	296,925
86,200	Autobytel, Inc.†	520,648
11,777	Bankrate, Inc.†	163,111
5,500	China Finance Online Co. Limited, ADR†	60,610
65,100	CNET Networks, Inc.†	731,073
19,719	Digital Insight Corporation†	362,830
28,600	Digital River, Inc.†	1,190,046
2,100	FindWhat.com†	37,233
4,600	Greenfield Online, Inc.†	101,154
49,700	HomeStore, Inc.†	150,591
1,100	HouseValues, Inc.†	16,522
10,900	Knot, Inc. (The)†	55,045
162,600	lastminute.com PLC†	376,935
5,000	NetEase.com, Inc., ADR†	264,150
14,300	PlanetOut Inc.†	194,480
4,900	Shopping.com Ltd.†	138,425
22,000	SINA Corporation†	705,320
16,900	Sohu.com, Inc.†	299,299
7,300	T-Online International AG†	97,239
141,000	Tencent Holdings Ltd†	83,898
9,425	Tom Online, Inc., ADR†	143,826
1,500	VeriSign, Inc.†	50,280

See Notes to Financial Statements.

Shares		Value

Internet Software & Services (Continued)
5,700	Websense, Inc.†	$289,104
29,500	Yahoo! Inc.†	1,111,560

		8,888,461

Media — 3.3%
6,500	Getty Images, Inc.†	447,525
66,900	Harris Interactive, Inc.†	528,510

		976,035

Real Estate — 1.5%
24,700	ZipRealty, Inc.†	441,389

Semiconductors & Semiconductor Equipment — 2.2%
9,200	August Technology Corporation†	96,876
55,000	LogicVision, Inc.†	161,150
600	PortalPlayer, Inc.†	14,808
5,000	SigmaTel, Inc.†	177,650
12,000	Silicon Image, Inc.†	197,520

		648,004

Software — 4.5%
6,250	Blackboard, Inc.†	92,563
3,000	JAMDAT Mobile Inc.†	61,950
11,400	Macromedia, Inc.†	354,768
1,400	Macrovision Corporation†	36,008
8,800	Red Hat, Inc.†	117,480
7,100	Shanda Interactive Entertainment Ltd., ADR†	301,750
14,100	Symantec Corporation†	363,216

		1,327,735

Thrifts & Mortgage Finance — 1.5%
44,000	E-LOAN, Inc.†	148,720
28,100	NetBank, Inc.	292,521

		441,241

Wireless Telecommunication Services — 1.1%
17,000	KongZhong Corporation, ADR†	163,370
20,500	Linktone Ltd., ADR†	172,200

		335,570

TOTAL COMMON STOCKS
(Cost $19,197,672)		24,384,011

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

LIMITED PARTNERSHIPS — 14.6%
Semiconductors & Semiconductor Equipment — 4.1%
2,500,000	Tech Farm Ventures (Q) L.P.†, *, **	$1,200,000

Multi-Industry — 10.5%
1,300,000	CenterPoint Ventures III (Q) L.P.†, *, **	730,547
1,550,000	New Enterprise Associates 10, L.P.†, *, **	1,313,270
580,000	Telesoft II QP, L.P.†, *, **	425,186
835,282	Trident Capital Fund V, L.P.†, *, **	640,609

		3,109,612

TOTAL LIMITED PARTNERSHIPS
(Cost $6,501,938)		4,309,612

PREFERRED STOCKS — 1.1%
Computers & Peripherals — 0.2%
444,444	Alacritech Information, Series C†, *, **	69,118

Internet Software & Services — 0.9%
328,947	Sygate Technology, Series E†, *, **	250,000

Software — 0.0%
221,893	See Commerce, Series E†, *, **	0

TOTAL PREFERRED STOCKS
(Cost $2,749,996)		319,118

INVESTMENT COMPANY SECURITIES — 0.0%#
(Cost $3,777)
100	Nasdaq-100 Trust, Series 1	3,991

See Notes to Financial Statements.

Principal
Amount		Value

REPURCHASE AGREEMENT — 2.3%
(Cost $690,000)
$690,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $690,086, on 01/03/2005, collateralized by $710,000 FNMA, 2.356% maturing 02/23/2005 (value $707,537)	$690,000

TOTAL INVESTMENTS
(Cost $29,143,383)	100.5%	29,706,732
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(135,939)

NET ASSETS	100.0%	$29,570,793

*	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder @Vantage Fund may not invest more than 40% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2004, these securities represent $4,726,638, 16.0% of net assets.

Security	Acquisition Date	Cost

Alacritech Information	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
CIENA Corporation	06/01/2004	101,005
New Enterprise Associates 10, L.P.	10/26/2000	168,624
	01/04/2001	84,312
	07/27/2001	42,156
	09/26/2001	84,312
	01/16/2002	88,499
	04/23/2002	88,499
	07/12/2002	88,499
	11/12/2002	88,499
	02/04/2003	89,354

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Security	Acquisition Date	Cost

	07/16/2003	$90,407
	09/19/2003	92,900
	12/10/2003	93,154
	04/19/2004	93,439
	08/16/2004	94,429
	12/28/2004	99,942
See Commerce, Series E	04/05/2001	1,499,997
Sygate Technology, Series E	01/21/2004	250,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P	03/16/2001	274,228
	12/11/2002	80,000
	12/09/2003	40,000
	06/04/2004	80,000
	12/10/2004	80,000
Trident Capital Fund V, L.P.	10/18/2000	188,333
	06/26/2002	66,469
	11/08/2002	66,469
	01/15/2003	132,938
	10/01/2003	67,123
	12/05/2003	67,123
	02/06/2004	67,123
	06/10/2004	69,780
	11/23/2004	70,587

**	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $4,726,638, 16.0% of net assets.

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

At December 31, 2004 the country diversification (based on the country in which the company’s headquarters is located) of the Munder @Vantage Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	69.3%	$20,482,516
China	9.6	2,830,968
Israel	1.5	435,897
United Kingdom	1.3	376,935
Belgium	0.3	107,416
Germany	0.3	97,239
Canada	0.2	53,040

TOTAL COMMON STOCKS	82.5	24,384,011
LIMITED PARTNERSHIPS	14.6	4,309,612
PREFERRED STOCKS	1.1	319,118
INVESTMENT COMPANY SECURITIES	0.0 #	3,991
REPURCHASE AGREEMENT	2.3	690,000

TOTAL INVESTMENTS	100.5	29,706,732
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(135,939)

NET ASSETS	100.0%	$29,570,793

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

Munder @Vantage Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$29,016,732
Repurchase agreement	690,000

Total Investments	29,706,732
Cash	249
Interest receivable	29
Receivable from Investment Advisor	16,693
Receivable for investment securities sold	223,251
Prepaid expenses and other assets	2,000

Total Assets	29,948,954

LIABILITIES:
Payable for investment securities purchased	222,218
Investment advisory fees payable	44,000
Trustees’ fees and expenses payable	42,747
Transfer agency/record keeping fees payable	28,634
Shareholder servicing fees payable	13,847
Administration fees payable	7,080
Unrealized depreciation on foreign spot contracts	272
Custody fees payable	115
Accrued expenses and other payables	19,248

Total Liabilities	378,161

NET ASSETS	$29,570,793

Investments, at cost	$29,143,383

NET ASSETS consist of:
Accumulated net investment loss	$(453,583)
Accumulated net realized loss on investments sold	(109,220,794)
Net unrealized appreciation of investments	563,068
Par value	34,473
Paid-in capital in excess of par value	138,647,629

$29,570,793

NET ASSET VALUE ($29,570,793/3,447,319 shares of common stock outstanding)	$8.58

See Notes to Financial Statements.

Munder @Vantage Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$6,521
Dividends	1,679

Total Investment Income	8,200

EXPENSES:
Investment advisory fees	252,804
Shareholder servicing fees	70,018
Transfer agency/record keeping fees	57,198
Legal and audit fees	32,244
Administration fees	28,425
Trustees’ fees and expenses	21,999
Custody fees	13,530
Other	24,635

Total Expenses	500,853
Fees waived and/or expenses reimbursed by investment advisor	(80,928)

Net Expenses	419,925

NET INVESTMENT LOSS	(411,725)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,450,476
Foreign currency-related transactions	(488)
Net change in unrealized appreciation/(depreciation) of:
Securities	(1,114,021)
Foreign currency-related transactions	(281)

Net realized and unrealized gain on investments	335,686

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(76,039)

See Notes to Financial Statements.

Munder @Vantage Fund

Statement of Cash Flows, For the Period Ended December 31, 2004 (Unaudited)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(76,039)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(11,844,238)
Proceeds from disposition of investment securities	11,898,275
Net purchases, sales and maturities of short-term investments	2,818,000
Decrease in interest receivable	83
Decrease in receivables for securities sold	98,933
Decrease in receivable from Investment Advisor	14,452
Decrease in other assets	1,684
Decrease in payable for securities purchased	(264,206)
Decrease in accrued expenses	(69,968)
Unrealized depreciation on securities and currencies	1,114,302
Net realized gain from investments and currencies	(1,449,988)

Net cash provided by operating activities	2,241,290

Cash flows from financing activities:
Payment on shares redeemed	(2,241,913)

Net cash used in financing activities	(2,241,913)

Net decrease in cash	(623)
Cash:
Beginning balance	872

Ending balance	$249

See Notes to Financial Statements.

Munder @Vantage Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(411,725)	$(879,436)
Net realized gain from security and foreign currency-related transactions	1,449,988	2,476,052
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(1,114,302)	5,907,685

Net increase/(decrease) in net assets resulting from operations	(76,039)	7,504,301
Net decrease in net assets from Fund share transactions	(2,241,913)	(4,626,066)

Net increase/(decrease) in net assets	(2,317,952)	2,878,235
NET ASSETS:
Beginning of period	31,888,745	29,010,510

End of period	$29,570,793	$31,888,745

Accumulated net investment loss	$(453,583)	$(41,858)

CAPITAL STOCK ACTIVITY:
Amount
Redeemed	$(2,241,913)	$(4,626,066)

Net decrease	$(2,241,913)	$(4,626,066)

Shares
Redeemed	(303,776)	(595,141)

Net decrease	(303,776)	(595,141)

See Notes to Financial Statements.

Munder @Vantage Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period Ended		Year	Year	Year	Period
	12/31/2004		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$8.50		$6.67	$5.35	$10.65	$24.00

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.24)	(0.15)	(0.17)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.19		2.07	1.47	(5.13)	(13.15)

Total from investment operations	0.08		1.83	1.32	(5.30)	(13.26)

Decrease from investment operations:
Offering costs	—		—	—	—	(0.09)

Net increase/(decrease) in net asset value	0.08		1.83	1.32	(5.30)	(13.35)

Net asset value, end of period	$8.58		$8.50	$6.67	$5.35	$10.65

Total return(b)	1.30%		26.99%	24.67%	(49.77)%	(55.63)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$29,571		$31,889	$29,011	$28,783	$71,625
Ratio of operating expenses to average net assets	3.00	%(c)	3.00%	3.00%	3.00%	3.00	%(c)
Ratio of net investment loss to average net assets	(2.94	)%(c)	(2.77)%	(2.72)%	(2.06)%	(1.03	)%(c)
Portfolio turnover rate	43%		56%	43%	60%	95%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.58	%(c)	3.90%	3.85%	3.40%	3.15	%(c)

(a)	The Munder @Vantage Fund commenced operations on October 17, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Annualized.

See Notes to Financial Statements.

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder @Vantage Fund (the “Fund”), the only series of @Vantage. @Vantage is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, and was organized as a Delaware statutory trust on April 7, 2000. The Fund’s goal is to seek long-term capital appreciation. The financial statements for the remaining Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities and securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

an annual rate of 1.75% of the value of its average daily net assets. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 2.00% of the value of its average daily net assets.

    The Advisor voluntarily agreed to waive advisory fees and/or reimburse certain operating expenses of the Fund during the period ended December 31, 2004 in an amount totaling $80,928.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $28,425 before payment of sub-administration fees and $17,046 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of .2030% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

$4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such services. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from the Fund, MST or MFFT.

4. Shareholder Servicing Plan

    The Fund has a Shareholder Servicing Plan (the “Plan”) under which the Fund pays securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) a shareholder servicing fee at the annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such Service Organizations.

    Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $78 to Comerica Bank for shareholder services provided to shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $11,754,650 and $11,771,259 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,301,641 and aggregate gross unrealized depreciation for all securities

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

for which there was an excess of financial reporting cost over value was $5,738,292 and net appreciation for financial reporting purposes was $563,349. At December 31, 2004, aggregate cost for financial reporting purposes was $29,143,383.

    At December 31, 2004, the Fund had the following open spot contracts which contractually obligates it to deliver currency at a specified future date:

Local
	Principal	U.S. $		Current
	Amount	Equivalent	Settlement	U.S. $	Unrealized
Currency Purchased	Purchased	Purchased	Date	Value	Depreciation

Pound Sterling	29,728	$57,226	01/04/05	$56,954	$272

6. Common Stock

    At December 31, 2004, the Fund was authorized to issue an unlimited number of $0.01 par value shares of beneficial interest.

    Each quarter, the Fund offers to repurchase a minimum of 5% of the number of shares outstanding on the date repurchase requests are due at current net asset value. The Fund’s Board of Trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

    Quarterly repurchase offers commence each January, April, July, and October and are completed in the following month.

7. Industry Concentration

    The Fund intends to invest at least 65% of its total net assets in equity securities of U.S. and non-U.S. companies considered by the Advisor to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries.

    The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

8. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 5% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004, total commitment fees for the Fund were $229.

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2004, the Fund had total commitments to contribute $2,446,451 to various issuers when and if required.

10. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(111,011,422)	$2,017,106	$(108,994,316)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $111,010,518 of unused capital losses of which $76,651,606, $27,134,937 and $7,223,975 expire in 2010, 2011 and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2003 and June 30, 2004 of $904.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

recent Form N-PX is available without charge, upon request, by calling (800) 438-5789 or voting record information or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANN@VAN1204

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1.     The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2.     The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3.     Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4.     Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5.     The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6.     The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person”of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7.     A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

     In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1.     Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2.     The nominating shareholder or shareholder group must also submit a certification which provides the number of shares that the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3.     Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that would be comprised of Non-Interested Trustees.

Item 11. Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

(a)(2)     The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)     Not applicable.

(b)          The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 4, 2005